Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables

	2023	2022
	£’000	£’000
Trade payables	302,708	192,863
Other payables	12,039	18,982
Accrued expenses	62,271	89,016
Social security and other taxes	20,595	22,073
	397,613	322,934
Less: non-current portion
Trade payables	160,649	101,301
Other payables	492	1,046
Non-current trade and other payables	161,141	102,347
Current trade and other payables	236,472	220,587